As filed with the Securities and Exchange Commission on February 15, 2013

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 276	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 278	☒
(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock FundsSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of beneficial interest, par value $.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 15, 2013.

BLACKROCK FUNDSSM ON BEHALF OF BLACKROCK FLEXIBLE EQUITY FUND
(REGISTRANT)

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	February 15, 2013
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 15, 2013
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

RONALD W. FORBES*	Trustee
Ronald W. Forbes

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

IAN A. MACKINNON*	Trustee
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

	TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

	KENNETH L. URISH*	Trustee
Kenneth L. Urish

	FREDERICK W. WINTER*	Trustee
Frederick W. Winter

	PAUL L. AUDET*	Trustee
Paul L. Audet

	HENRY GABBAY*	Trustee
Henry Gabbay

*By:	/s/ Benjamin Archibald		February 15, 2013
Benjamin Archibald (Attorney-In-Fact)

BlackRock Flexible Equity Fund Subsidiary, Ltd. has duly caused this Registration Statement of BlackRock FundsSM, on behalf of BlackRock Flexible Equity Fund, with respect only to information that specifically relates to BlackRock Flexible Equity Fund Subsidiary, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on February 15, 2013.

BLACKROCK FLEXIBLE EQUITY FUND SUBSIDIARY, LTD.

By:	/s/ Paul L. Audet
(Paul L. Audet, Director)

This Registration Statement of BlackRock FundsSM, on behalf of BlackRock Flexible Equity Fund, with respect only to information that specifically relates to BlackRock Flexible Equity Fund Subsidiary, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ Paul L. Audet	Director, BlackRock Flexible Equity Fund Subsidiary, Ltd.	February 15, 2013
Paul L. Audet
/s/ Henry Gabbay	Director, BlackRock Flexible Equity Fund Subsidiary, Ltd.	February 15, 2013
Henry Gabbay

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase